Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables
11.	Accrued Expenses and Other Payables
Accrued expenses and other payables mainly represent accrued payroll related expenses, other operating expense and sales tax payable.